UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13 F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [_]; Amendment Number: ______
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alpine Capital Management LLC
Address: 400 Madison Avenue, 8th Floor
         New York, NY 10017

Form 13F File Number: 28-12970

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ramy Ibrahim
Title:  Principal
Phone:  212-317-2400

Signature, Place, and Date of Signing: NONE


/s/ Ramy Ibrahim             New York, New York              February 13, 2009
-------------------------    -------------------------       -------------------
[Signature]                      [City, State]                    [Date]


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  26

Form 13F Information Table Value Total:  25,553


List of Other Included Manager:  NONE

FORM 13F INFORMATION TABLE

                           TITLE OF              VALUE        SHARES/   SH/   PUT/   INVSTMT    OTHER           VOTING AUTHORITY
    NAME OF ISSUER          CLASS     CUSIP     (x$1000)      PRN AMT   PRN   CALL   DSCRETN   MANAGERS      SOLE    SHARED    NONE
-----------------------    -------- ---------   --------      -------   ---   ----   -------  ----------   -------- -------- -------
APPLIED MATERIALS INC CMN  Equity   038222105   1,570,150.00  155,000.00               YES     NO          SOLE
BJ SERVICES CO. CMN        Equity   055482103     520,482.00   44,600.00               YES     NO          SOLE
CHATTEM INC CMN            Equity   162456107   1,072,950.00   15,000.00               YES     NO          SOLE
CHESAPEAKE ENERGY
  CORPORATION CMN          Equity   165167107     404,250.00   25,000.00               YES     NO          SOLE
DECKERS OUTDOORS CORP CMN  Equity   243537107   2,515,905.00   31,500.00               YES     NO          SOLE
FREEPORT-MCMORAN
  COPPER & GOLDCMN         Equity   35671D857     733,200.00   30,000.00               YES     NO          SOLE
GENZYME CORP CMN           Equity   372917104     962,365.00   14,500.00               YES     NO          SOLE
OIL SERVICE HOLDRS TRUST
  CMN                      Equity   678002106   1,475,000.00   20,000.00               YES     NO          SOLE
PARKERVISION INC. CMN      Equity   701354102     191,795.50   77,650.00               YES     NO          SOLE
PEABODY ENERGY CORPORATION
  CMN                      Equity   704549104     455,000.00   20,000.00               YES     NO          SOLE
QUALCOMM INC CMN           Equity   747525103   1,934,820.00   54,000.00               YES     NO          SOLE
SOUTHWEST AIRLINES CO CMN  Equity   844741108   1,573,150.00  182,500.00               YES     NO          SOLE
WEATHERFORD INTERNATIONAL,
  LTDCMN                   Equity   G95089101     324,600.00   30,000.00               YES     NO          SOLE
QIAGEN N.V. COMMON SHA     Equity   N72482107     807,760.00   46,000.00               YES     NO          SOLE
DENISON MINES CORP. CMN    Equity   248356107      59,000.00   50,000.00               YES     NO          SOLE
ALPHA NATURAL RESOURCES,
  INC. CMN                 Equity   02076X102     582,840.00   36,000.00               YES     NO          SOLE
CROCS, INC. CMN            Equity   227046109      62,000.00   50,000.00               YES     NO          SOLE
UNITED STATES OIL FUND LP
  ETF                      Equity   91232N108   1,324,000.00   40,000.00               YES     NO          SOLE
PROSHARES ULTRASHORT
  S&P500 ETF               Equity   74347R883   2,837,600.00   40,000.00               YES     NO          SOLE
FIRST SOLAR, INC. CMN      Equity   336433107   2,414,300.00   17,500.00               YES     NO          SOLE
ISILON SYSTEMS INC. CMN    Equity   46432L104     460,600.00  140,000.00               YES     NO          SOLE
PROSHARES TRUST PROSHARES  Equity   74347R552     253,550.00    5,000.00               YES     NO          SOLE
INDEX OIL & GAS INC CMN
  RESTRICTED               Equity   454084197     200,000.00  200,000.00               YES     NO          SOLE
MAKO SURGICAL CORP. CMN    Equity   560879108     334,000.00   50,000.00               YES     NO          SOLE
ACE LIMITED CMN            Equity   H0023R105   2,010,960.00   38,000.00               YES     NO          SOLE
TRANSOCEAN LTD. CMN        Equity   H8817H100     472,500.00   10,000.00               YES     NO          SOLE


                                               25,552,777.50